Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of operations
Other financial items, net (note 9)	$ 4,398	$ 900
Interest expense	0	1,107
Continuing operations
Statement of cash flows
Net debt repayments	(93,758)	(102,813)
Financing costs paid	(7,819)	(10,152)
VIE debt | Continuing operations
Statement of operations
Other financial items, net (note 9)	4,373	0
Interest expense	15,076	8,419
Statement of cash flows
Net debt repayments	(63,404)	(76,952)
Financing costs paid	$ 0	$ (3,158)